(Loss allowance)/reversal of loss allowance on trade receivables	3 Months Ended
Mar. 31, 2023
(Loss allowance)/reversal of loss allowance on trade receivables
(Loss allowance)/reversal of loss allowance on trade receivables

8. (Loss allowance)/reversal of loss allowance on trade receivables

The loss allowance for the three months ended March 31, 2023 is $3.6 million and the reversal of loss allowance for the three months ended March 31, 2022 is $2.5 million. This represents the net impact of new or increased provisions for balances now assessed as doubtful partially offset by the reversal of allowances made in previous periods in respect of balances recovered in the period or no longer considered doubtful.